UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Nuance Investments, LLC
				Address: 		One Ward Parkway
       							Suite 126
							Kansas City, MO 64112
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913) 647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			November 11, 2010

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 26
Form 13F Information TAble Value Total:  $100,666 (in thousands)
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
FORM 13F INFORMATION TABLE
                                                                                            Voting Authority
                                                                                            --------------------------
                             Title of            Value   Shares/    Sh/     Put/    Invstmt Other
Name of Issuer               Class    CUSIP      (x$1000)Prn Amt    Prn     Call    Dscretn ManagersSole    Shared  None
-----------------------------------------------  ----------------   ---     ----    ------- --------------------------------

3M Co                        COM      88579y101  1532    17670      SH              Sole            17670
Beckman Coulter Inc          COM      075811109  8548    175200     SH              Sole            175200
Chubb Corp                   COM      171232101  6184    108508     SH              Sole            108508
Cintas Corp                  COM      172908105  3225    117070     SH              Sole            117070
Diebold Inc                  COM      253651103  2861    92020      SH              Sole            92020
EQT Corp                     COM      26884l109  5284    146543     SH              Sole            146543
Exxon Mobile Corp            COM      30231g102  6861    111040     SH              Sole            111040
General Mills Inc            COM      370334104  1515    41460      SH              Sole            41460
Graham Packaging Co Inc      COM      384701108  2604    220311     SH              Sole            220311
Great Plains Energy Inc      COM      391164100  8060    426470     SH              Sole            426470
Heinz H J Co                 COM      423074103  1506    31797      SH              Sole            31797
Helmerich & Payne Inc        COM      423452101  1710    42260      SH              Sole            42260
Hudson City Bancorp          COM      443683107  3515    286670     SH              Sole            286670
Intel Corp                   COM      458140100  3591    187045.08  SH              Sole            187045.1
Johnson & Johnson            COM      478160104  8550    137995.44  SH              Sole            137995.4
Kaydon Corp                  COM      486587108  2646    76481      SH              Sole            76481
Kimberly Clark Corp          COM      494368103  4470    68714      SH              Sole            68714
Lowes Cos Inc                COM      548661107  4239    190170     SH              Sole            190170
Northern Trust Corp          COM      665859104  1502    31130      SH              Sole            31130
Patterson Companies Inc      COM      703395103  3291    114870     SH              Sole            114870
Peoples United Financial Inc COM      712704105  1878    143440     SH              Sole            143440
Portland Gen Elec Co         COM      736508847  4173    205791     SH              Sole            205791
Schwab Charles Corp          COM      808513105  2110    151770     SH              Sole            151770
Stryker Corp                 COM      863667101  3772    75355      SH              Sole            75355
Synopsys Inc                 COM      871607107  3177    128270     SH              Sole            128270
Texas Instruments Inc        COM      882508104  3862    142300     SH              Sole            142300